STOCKHOLDERS' EQUITY (DEFICIT) - 2011 Equity Incentive Plan (Details 1) (2011 Equity Incentive Plan, USD $)	9 Months Ended
Sep. 30, 2012
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested balance at December 31, 2001	1,980,416
Granted	1,015,000
Vested	(599,206)
Cancelled	(375,000)
Forfeited	(517,209)
Unvested balance at September 30, 2012	1,504,001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Granted	$ 0.52
Vested	$ 0.17
Cancelled	$ 0
Forfeited	$ 0.38
Unvested balance at September 30, 2012	$ 0.39